RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loan amount			$ 277,886
SoleOfficer and Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from loans			$ 221,155
Charles A. Ross, Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation for Mr. Ross	$ 681,400
Stock issued during period value restricted stock award gross	20,766	$ 393,490
Charle A Ross Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation for Mr. Ross		200,000
Mr Grau One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation for Mr. Ross	413,381
Mr. Doug Grau [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation for Mr. Ross		200,000
Stock issued during period value restricted stock award gross	$ 11,182	$ 393,490
Loan				$ 100,000